Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000097466
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class A
Trading Symbol	AXBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
AssetsNet	$ 1,446,018,980
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,446,018,980
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	76.6%
Fixed Income Funds	8.9%
Exchange-Traded Fixed Income Funds	4.6%
Exchange-Traded Equity Funds	4.1%
Alternative Strategies Funds	2.9%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.7%
Columbia Cornerstone Equity Fund, Institutional 3 Class	15.2%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.9%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.3%
Columbia Overseas Core Fund, Institutional 3 Class	13.1%
Columbia Research Enhanced Emerging Economies ETF	4.1%
Columbia Core Bond ETF	3.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.3%
Columbia Quality Income Fund, Institutional 3 Class	3.2%
Columbia Emerging Markets Fund, Institutional 3 Class	2.9%

C000097468
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class C
Trading Symbol	RBGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[2]
AssetsNet	$ 1,446,018,980
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,446,018,980
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	76.6%
Fixed Income Funds	8.9%
Exchange-Traded Fixed Income Funds	4.6%
Exchange-Traded Equity Funds	4.1%
Alternative Strategies Funds	2.9%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.7%
Columbia Cornerstone Equity Fund, Institutional 3 Class	15.2%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.9%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.3%
Columbia Overseas Core Fund, Institutional 3 Class	13.1%
Columbia Research Enhanced Emerging Economies ETF	4.1%
Columbia Core Bond ETF	3.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.3%
Columbia Quality Income Fund, Institutional 3 Class	3.2%
Columbia Emerging Markets Fund, Institutional 3 Class	2.9%

C000097471
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	CPAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[3]
AssetsNet	$ 1,446,018,980
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,446,018,980
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	76.6%
Fixed Income Funds	8.9%
Exchange-Traded Fixed Income Funds	4.6%
Exchange-Traded Equity Funds	4.1%
Alternative Strategies Funds	2.9%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.7%
Columbia Cornerstone Equity Fund, Institutional 3 Class	15.2%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.9%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.3%
Columbia Overseas Core Fund, Institutional 3 Class	13.1%
Columbia Research Enhanced Emerging Economies ETF	4.1%
Columbia Core Bond ETF	3.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.3%
Columbia Quality Income Fund, Institutional 3 Class	3.2%
Columbia Emerging Markets Fund, Institutional 3 Class	2.9%

C000129848
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[4]
AssetsNet	$ 1,446,018,980
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,446,018,980
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	76.6%
Fixed Income Funds	8.9%
Exchange-Traded Fixed Income Funds	4.6%
Exchange-Traded Equity Funds	4.1%
Alternative Strategies Funds	2.9%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.7%
Columbia Cornerstone Equity Fund, Institutional 3 Class	15.2%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.9%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.3%
Columbia Overseas Core Fund, Institutional 3 Class	13.1%
Columbia Research Enhanced Emerging Economies ETF	4.1%
Columbia Core Bond ETF	3.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.3%
Columbia Quality Income Fund, Institutional 3 Class	3.2%
Columbia Emerging Markets Fund, Institutional 3 Class	2.9%

C000097469
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Aggressive Portfolio
Class Name	Class R
Trading Symbol	CPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Aggressive Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 1,446,018,980
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,446,018,980
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	6%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	76.6%
Fixed Income Funds	8.9%
Exchange-Traded Fixed Income Funds	4.6%
Exchange-Traded Equity Funds	4.1%
Alternative Strategies Funds	2.9%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Contrarian Core Fund, Institutional 3 Class	15.7%
Columbia Cornerstone Equity Fund, Institutional 3 Class	15.2%
Columbia Cornerstone Growth Fund, Institutional 3 Class	13.9%
Columbia Intrinsic Value Fund, Institutional 3 Class	13.3%
Columbia Overseas Core Fund, Institutional 3 Class	13.1%
Columbia Research Enhanced Emerging Economies ETF	4.1%
Columbia Core Bond ETF	3.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	3.3%
Columbia Quality Income Fund, Institutional 3 Class	3.2%
Columbia Emerging Markets Fund, Institutional 3 Class	2.9%

C000097472
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class A
Trading Symbol	ABDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[6]
AssetsNet	$ 146,935,469
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$146,935,469
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Asset Categories

Table Summary
Exchange-Traded Fixed Income Funds	32.7%
Fixed Income Funds	32.0%
Equity Funds	23.9%
Alternative Strategies Funds	6.0%
Money Market Funds	3.4%
Exchange-Traded Equity Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	29.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.4%
Columbia Quality Income Fund, Institutional 3 Class	8.8%
Columbia Multi Strategy Alternatives Fund, Institutional Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.4%
Columbia Disciplined Core Fund, Institutional 3 Class	4.5%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Overseas Core Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%

C000097474
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Class C
Trading Symbol	RPCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$63	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[7]
AssetsNet	$ 146,935,469
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$146,935,469
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Asset Categories

Table Summary
Exchange-Traded Fixed Income Funds	32.7%
Fixed Income Funds	32.0%
Equity Funds	23.9%
Alternative Strategies Funds	6.0%
Money Market Funds	3.4%
Exchange-Traded Equity Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	29.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.4%
Columbia Quality Income Fund, Institutional 3 Class	8.8%
Columbia Multi Strategy Alternatives Fund, Institutional Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.4%
Columbia Disciplined Core Fund, Institutional 3 Class	4.5%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Overseas Core Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%

C000097477
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	CBVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Conservative Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[8]
AssetsNet	$ 146,935,469
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$146,935,469
Total number of portfolio holdings	72
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Asset Categories

Table Summary
Exchange-Traded Fixed Income Funds	32.7%
Fixed Income Funds	32.0%
Equity Funds	23.9%
Alternative Strategies Funds	6.0%
Money Market Funds	3.4%
Exchange-Traded Equity Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	29.6%
Columbia Select Corporate Income Fund, Institutional 3 Class	11.4%
Columbia Quality Income Fund, Institutional 3 Class	8.8%
Columbia Multi Strategy Alternatives Fund, Institutional Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.4%
Columbia Disciplined Core Fund, Institutional 3 Class	4.5%
Columbia Cornerstone Equity Fund, Institutional 3 Class	4.5%
Columbia Contrarian Core Fund, Institutional 3 Class	4.5%
Columbia Overseas Core Fund, Institutional 3 Class	3.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	3.2%

C000097490
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class A
Trading Symbol	ABUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[9]
AssetsNet	$ 1,046,078,756
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,046,078,756
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	52.7%
Exchange-Traded Fixed Income Funds	20.0%
Fixed Income Funds	17.1%
Alternative Strategies Funds	4.0%
Exchange-Traded Equity Funds	3.3%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	18.0%
Columbia Contrarian Core Fund, Institutional 3 Class	10.2%
Columbia Cornerstone Equity Fund, Institutional 3 Class	10.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.4%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.1%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.4%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.0%
Columbia Quality Income Fund, Institutional 3 Class	3.8%
Columbia Research Enhanced Emerging Economies ETF	3.3%

C000097492
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Class C
Trading Symbol	AMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$57	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[10]
AssetsNet	$ 1,046,078,756
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,046,078,756
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	52.7%
Exchange-Traded Fixed Income Funds	20.0%
Fixed Income Funds	17.1%
Alternative Strategies Funds	4.0%
Exchange-Traded Equity Funds	3.3%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	18.0%
Columbia Contrarian Core Fund, Institutional 3 Class	10.2%
Columbia Cornerstone Equity Fund, Institutional 3 Class	10.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.4%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.1%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.4%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.0%
Columbia Quality Income Fund, Institutional 3 Class	3.8%
Columbia Research Enhanced Emerging Economies ETF	3.3%

C000097495
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional Class
Trading Symbol	CBMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[11]
AssetsNet	$ 1,046,078,756
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,046,078,756
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	52.7%
Exchange-Traded Fixed Income Funds	20.0%
Fixed Income Funds	17.1%
Alternative Strategies Funds	4.0%
Exchange-Traded Equity Funds	3.3%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	18.0%
Columbia Contrarian Core Fund, Institutional 3 Class	10.2%
Columbia Cornerstone Equity Fund, Institutional 3 Class	10.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.4%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.1%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.4%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.0%
Columbia Quality Income Fund, Institutional 3 Class	3.8%
Columbia Research Enhanced Emerging Economies ETF	3.3%

C000129854
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Capital Allocation Moderate Portfolio (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[12]
AssetsNet	$ 1,046,078,756
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,046,078,756
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Asset Categories

Table Summary
Equity Funds	52.7%
Exchange-Traded Fixed Income Funds	20.0%
Fixed Income Funds	17.1%
Alternative Strategies Funds	4.0%
Exchange-Traded Equity Funds	3.3%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Core Bond ETF	18.0%
Columbia Contrarian Core Fund, Institutional 3 Class	10.2%
Columbia Cornerstone Equity Fund, Institutional 3 Class	10.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	9.4%
Columbia Intrinsic Value Fund, Institutional 3 Class	9.1%
Columbia Select Corporate Income Fund, Institutional 3 Class	7.4%
Columbia Multi Strategy Alternatives Fund, Institutional Class	4.0%
Columbia Quality Income Fund, Institutional 3 Class	3.8%
Columbia Research Enhanced Emerging Economies ETF	3.3%

C000097378
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class A
Trading Symbol	RBBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[13]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

C000097380
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class C
Trading Symbol	RBBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$57	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[14]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

C000097383
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional Class
Trading Symbol	CBUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[15]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

C000122763
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 2 Class
Trading Symbol	CKKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[16]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

C000172350
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 3 Class
Trading Symbol	CIBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[17]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

C000097381
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class R
Trading Symbol	CBURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[18]
AssetsNet	$ 820,503,404
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$820,503,404
Total number of portfolio holdings	16
Portfolio turnover for the reporting period	19%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.3%
Equity Funds	25.8%
Exchange-Traded Fixed Income Funds	15.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Quality Income Fund, Institutional 3 Class	27.8%
Columbia Floating Rate Fund, Institutional 3 Class	12.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	7.9%
Columbia High Yield Bond Fund, Institutional 3 Class	7.0%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	7.0%
Columbia International Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Dividend Income Fund, Institutional 3 Class	6.0%
Columbia Corporate Bond ETF	5.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	4.0%
Columbia Diversified Fixed Income Allocation ETF	3.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized